UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 13.8%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,060	$1,036,076
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	804,370
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	1,250	1,430,862
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,140	1,353,465

		$4,624,773

Education — 7.6%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$325,395
Ohio State University, 5.00%, 12/1/30	1,325	1,673,078
Wright State University, 5.00%, 5/1/31	500	547,220

		$2,545,693

Electric Utilities — 1.7%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$556,705

		$556,705

General Obligations — 4.7%
Beavercreek City School District, 5.00%, 12/1/30	$900	$1,007,856
County of Franklin, 5.00%, 12/1/27	500	572,420

		$1,580,276

Hospital — 8.7%
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$500	$529,740
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	539,895
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	809,926
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	497,283
Ohio Hospital Facility Revenue, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	553,405

		$2,930,249

Insured-Education — 19.5%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,118,330
Kent State University, (AGC), 5.00%, 5/1/29	360	396,598
Miami University, (AMBAC), (AGM), 3.25%, 9/1/26	2,000	2,013,700
Ohio University, (AGM), 5.00%, 12/1/33	500	536,610
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,062,430
University of Cincinnati, (AMBAC), 5.00%, 6/1/31	315	319,577
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,106,650

		$6,553,895

Insured-Electric Utilities — 19.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$768,236
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,396,588
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	266,610
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,635	994,129
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,720,250
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	552,365

		$6,698,178

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 11.4%
Cincinnati Technical and Community College, (AMBAC), Prerefunded to 10/1/13, 5.00%, 10/1/28	$500	$528,935
Cuyahoga Community College District, (AMBAC), Prerefunded to 12/1/12, 5.00%, 12/1/32	1,575	1,622,612
Ohio University, (AGM), Prerefunded to 12/1/13, 5.25%, 12/1/23	1,170	1,251,748
University of Cincinnati, (AMBAC), Prerefunded to 12/1/12, 5.00%, 6/1/31	435	443,852

		$3,847,147

Insured-General Obligations — 30.6%
Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$216,516
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	643,855
Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,000	1,035,660
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,087,550
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,516,466
Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	2,400	1,248,072
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	800,377
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	542,475
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,066,090
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,140,900

		$10,297,961

Insured-Hospital — 7.5%
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$425	$430,253
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,522,425
Lorain County, (Catholic Healthcare Partners), (AGM), 17.763%, 2/1/29(1)(2)(3)	440	577,210

		$2,529,888

Insured-Lease Revenue/Certificates of Participation — 3.4%
Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	$235	$235,010
Summit County Port Authority, (Akron Civic Theatre), (AMBAC), 5.00%, 12/1/33	1,040	897,499

		$1,132,509

Insured-Special Tax Revenue — 10.4%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$788,508
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,199,733
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,145	350,957
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,070	160,725

		$3,499,923

Insured-Transportation — 3.2%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$517,843
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	500	557,360

		$1,075,203

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$387,922

		$387,922

Special Tax Revenue — 1.3%
Greater Cleveland Regional Transit Authority, (Reference & Capital Improvement), 5.00%, 12/1/31	$380	$431,775

		$431,775

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.3%
Ohio Turnpike Commission, 5.00%, 2/15/31	$1,000	$1,116,280

		$1,116,280

Water and Sewer — 2.5%
Hamilton County Sewer System, 5.00%, 12/1/32	$750	$830,505

		$830,505

Total Tax-Exempt Investments — 150.6% (identified cost $46,047,995)		$50,638,882

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.5)%		$(17,001,135)

Other Assets, Less Liabilities — (0.1)%		$(19,219)

Net Assets Applicable to Common Shares — 100.0%		$33,618,528

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 70.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.3% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $577,210 or 1.7% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at June 30, 2012.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	19 U.S. 30-Year Treasury Bond	Short	$(2,808,840)	$(2,811,406)	$(2,566)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,566.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,636,114

Gross unrealized appreciation	$5,089,525
Gross unrealized depreciation	(336,757)

Net unrealized appreciation	$4,752,768

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$50,638,882	$—	$50,638,882
Total Investments	$—	$50,638,882	$—	$50,638,882

Liability Description
Futures Contracts	$(2,566)	$—	$—	$(2,566)
Total	$(2,566)	$—	$—	$(2,566)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012